Note 10 - Goodwill	12 Months Ended
Jan. 31, 2019
Notes to Financial Statements
Goodwill Disclosure [Text Block]
Note
10
– Goodwill

Goodwill is recorded when the consideration paid for an acquisition of a business exceeds the fair value of identifiable net tangible and intangible assets acquired. The following table summarizes the changes in goodwill since
January 31, 2017:

	January 31, 2019	January 31, 2018
Balance at beginning of year	350,148	263,113
Acquisition of Datamyne	-	(435)
Acquisition of ShipRush	-	8,603
Acquisition of PCSTrac	-	5,815
Acquisition of MacroPoint	-	65,213
Acquisition of Aljex	18,903	-
Acquisition of Velocity Mail	8,448	-
Acquisition of PinPoint	6,306	-
Adjustments on account of foreign exchange	(5,627)	7,839
Balance at end of year	378,178	350,148